Income Tax and Deferred Taxes	12 Months Ended
Dec. 31, 2019
INCOME TAX AND DEFERRED TAXES
Income Taxes

20.  INCOME TAX AND DEFERRED TAXES.

a)    Income taxes

The following table presents the components of the income tax expense / (benefit) for the years ended December 31, 2019, 2018 and 2017:

	For the years ended December 31,
	2019	2018	2017
Current Income Tax and Adjustments to Current Income Tax for Previous Periods	ThCh$	ThCh$	ThCh$
Current income tax	(54,904,679)	(47,354,780)	(162,820,181)
Adjustments to current tax from the previous period	(2,251,167)	(6,304,285)	(1,127,646)
Other current tax benefit / (expense)	(37,369,930)	(61,507,252)	15,934,106
Current tax expense, net	(94,525,776)	(115,166,317)	(148,013,721)
Benefit / (expense) from deferred taxes for origination and reversal of temporary differences	33,297,872	(43,134,500)	4,671,420
Adjustments to deferred taxes from the previous period	—	4,818,298	—
Total deferred tax benefit / (expense)	33,297,872	(38,316,202)	4,671,420
Income tax expense	(61,227,904)	(153,482,519)	(143,342,301)

The following table reconciles income taxes resulting from applying the local current tax rate to “Net income before taxes” and the actual income tax expense recorded in the accompanying Consolidated Statement of Comprehensive Income for the years ended December 31, 2019, 2018 and 2017:

		12-31-2019		12-31-2018		12-31-2017
Reconciliation of Tax Expense	Rate	ThCh$	Rate	ThCh$	Rate	ThCh$
ACCOUNTING INCOME BEFORE TAX		377,321,122		566,330,276		666,760,212
Total tax income (expense) using statutory rate	(27.00%)	(101,876,703)	(27.00%)	(152,909,175)	(25.50%)	(170,023,854)
Tax effect of rates applied in other countries	0.06%	232,897	—	—	0.05%	328,968
Tax effect of non-taxable operations	11.30%	42,638,986	0.31%	1,746,052	5.67%	37,774,743
Tax effect of non-tax-deductible expenses	(2.76%)	(10,399,776)	(2.26%)	(12,786,965)	(3.11%)	(20,737,858)
Tax effect of adjustments to taxes in previous periods	(0.60%)	(2,251,167)	(1.11%)	(6,304,285)	(0.17%)	(1,127,646)
Adjustments for prior periods deferred taxes	—	—	0.85%	4,818,298	—	—
Price level restatement for tax purposes (investments and equity)	2.76%	10,427,859	2.11%	11,953,556	1.57%	10,443,346
Total adjustments to tax expense using statutory rate	10.77%	40,648,799	(0.10)%	(573,344)	4.00%	26,681,553
Income tax benefit (expense)	(16.23%)	(61,227,904)	(27.10%)	(153,482,519)	(21.50%)	(143,342,301)

b)    Deferred taxes

The origination and changes in deferred tax assets and liabilities as of December 31, 2019 and 2018, are as follows:

	December 31, 2019		December 31, 2018
	Assets	Liabilities	Assets	Liabilities
Deferred Tax Assets (Liabilities)	ThCh$	ThCh$	ThCh$	ThCh$
Accumulated depreciation	10,652,313	(404,453,928)	9,636,857	(359,613,258)
Post-employment benefit obligations	7,772,646	(34,413)	6,131,110	(421,462)
Revaluations of financial instruments	456,888	—	—	—
Tax loss	81,154,636	—	36,921,157	—
Provisions	87,275,541	—	55,080,385	—
Dismantling Provision	44,485,711	—	23,627,264	—
Provision for Civil Contingencies	3,502,161	—	4,108,710	—
Provision Contingencies Workers	492,522	—	430,900	—
Provision for doubtful trade accounts	14,555,712	—	13,253,612	—
Provision of Human Resources accounts	7,859,341	—	7,432,939	—
Other Provisions	16,380,094	—	6,226,960	—
Other Deferred Taxes	20,980,774	(31,240,859)	14,277,897	(20,921,510)
Capitalization of financial expenses	—	(11,412,737)	—	(11,202,063)
Argentina Hyperinflationary Effect	—	(657,871)	—	(425,687)
Other Deferred Taxes	20,980,774	(19,170,251)	14,277,897	(9,293,760)
Deferred Tax Assets/Liabilities before compensation	208,292,798	(435,729,200)	122,047,406	(380,956,230)
Compensation of Assets (Liabilities) for deferred taxes	(186,444,559)	186,444,559	(102,876,176)	102,876,176
Deferred Tax Assets (Liabilities) after compensation	21,848,239	(249,284,641)	19,171,230	(278,080,054)

		Changes 2019
	Opening balance January 1, 2019	Increase (decrease) in profit or loss	Increase (decrease) in other comprehensive income	Foreign Currency Translation	Other increases (decreases)	Closing balance December 31, 2019
Deferred Tax Assets (Liabilities)	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Accumulated depreciation	(349,976,401)	(5,668,543)	—	(1,561,204)	(36,595,467)	(393,801,615)
Post-employment benefit obligations	5,709,648	126,352	2,099,845	—	(197,612)	7,738,233
Revaluations of financial instruments	—	—	710,523	—	(253,635)	456,888
Tax loss	36,921,157	14,343,314	—	2,096,339	27,793,826	81,154,636
Provisions	55,080,385	24,123,136	—	795,123	7,276,897	87,275,541
Dismantling Provision	23,627,264	20,711,621	—	34,574	112,252	44,485,711
Provision for Civil Contingencies	4,108,710	(606,549)	—	—	—	3,502,161
Provision Contingencies Workers	430,900	61,622	—	—	—	492,522
Provision for doubtful trade accounts	13,253,612	1,302,403	—	128	(431)	14,555,712
Provision of Human Resources accounts	7,432,939	3,233,471	—	(13,109)	(2,793,960)	7,859,341
Other Provisions	6,226,960	(579,432)	—	773,530	9,959,036	16,380,094
Other Deferred Taxes	(6,643,613)	373,614	992	—	(3,991,078)	(10,260,085)
Capitalization of financial expenses	(11,202,063)	(407,318)		—	196,643	(11,412,738)
Argentina Hyperinflation Effect	(425,687)	(207,916)		—	(24,268)	(657,871)
Other Deferred Taxes	4,984,137	988,848	992	—	(4,163,453)	1,810,524
Deferred Tax Assets (Liabilities)	(258,908,824)	33,297,873	2,811,360	1,330,258	(5,967,069)	(227,436,402)

				Changes 2018
	Opening balance January 1, 2018	Effects first application IFRS 9 and IAS 29	Net balance restated as of January 1, 2018	Increase (decrease) in profit or loss	Increase (decrease) in other comprehensive income	Acquisitions Through Business Combinations	Foreign currency translation	Other increases (decreases)	Closing balance December 31, 2018
Deferred Tax Assets (Liabilities)	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Accumulated depreciation	(263,685,283)	—	(263,685,283)	(3,851,978)	—	(74,336,810)	(10,342,994)	2,240,664	(349,976,401)
Post-employment benefit obligations	5,971,995	—	5,971,995	(250,223)	(10,228)	—	—	(1,896)	5,709,648
Tax loss carryforwards	9,536,102	—	9,536,102	(3,278,563)		32,058,724	2,831,404	(4,226,510)	36,921,157
Provisions	39,890,472	1,261,836	41,152,308	4,032,271	—	5,183,782	973,961	3,738,063	55,080,385
Dismantling Provision	17,411,395	—	17,411,395	4,442,928	—	1,707,519	59,520	5,902	23,627,264
Provision for Civil Contingencies	3,762,772	—	3,762,772	306,893	—	—	39,045	—	4,108,710
Provision Contingencies Workers	5,989	—	5,989	333,704	—	8,016	83,191	—	430,900
Provision for doubtful trade accounts	11,976,401	1,261,836	13,238,237	13,646	—	3,434	989	(2,694)	13,253,612
Provision of Human Resources accounts	6,497,206	—	6,497,206	178,162	—	70,795	686,776	—	7,432,939
Other Provisions	236,709		236,709	(1,243,062)	—	3,394,018	104,440	3,734,855	6,226,960
Other Deferred Taxes	38,900,825	(213,442)	38,687,383	(34,967,709)	111	—	—	(10,363,398)	(6,643,613)
Capitalization of financial expenses	(4,780,923)	—	(4,780,923)	(6,421,139)	—	—	—	(1)	(11,202,063)
Recoverable taxes	10,491,314	—	10,491,314	—	—	—	—	(10,491,314)	—
Investments accounted for using the equity method - Hidroaysen	30,938,736	—	30,938,736	(30,938,736)	—	—	—	—	—
Argentina Hyperinflation Effect	—	(213,442)	(213,442)	(212,245)	—	—	—	—	(425,687)
Other Deferred Taxes	2,251,698	—	2,251,698	2,604,411	111	—	—	127,917	4,984,137
Deferred Tax Assets (Liabilities)	(169,385,889)	1,048,394	(168,337,495)	(38,316,202)	(10,117)	(37,094,304)	(6,537,629)	(8,613,077)	(258,908,824)

Recovery of deferred tax assets will depend on whether sufficient tax profits will be obtained in the future. The Group believes that the future profit projections for its subsidiaries will allow these assets to be recovered.

As of December 31, 2019, the Group has not recognized deferred tax assets related to tax losses in the amount of ThCh$4,625,940 (ThCh$3,930,370 as of December 31, 2018) (see Note 3.p).

The Group has not recognized deferred tax liabilities for taxable temporary differences associated with investments in subsidiaries and joint ventures, as it is able to control the timing of the reversal of the temporary differences and considers that it is probable that such temporary differences will not reverse in the foreseeable future. As of December 31, 2019 and 2018, the aggregate of taxable temporary differences associated with investments in subsidiaries and joint ventures for which deferred tax liabilities have not been recognized totaled ThCh$1,323,714,721  and ThCh$896,532,229, respectively. Additionally, the Group has not recognized deferred tax assets for deductible temporary differences which as of December 31, 2019 and 2018, totaled ThCh$691,241,687 and ThCh$744,768,294, respectively, as it is not probable that sufficient future taxable profits exist to recover such temporary differences.

The Group entities are potentially subject to income tax audits by the Chilean tax regulator and are limited to three tax years after which tax audits over those years can no longer be performed. Tax audits by nature are often complex and can require several years to complete. The tax years potentially subject to examination are 2016 through 2018.

Given the range of possible interpretations of tax standards, the results of any future inspections carried out by Chilean tax authority for the years subject to audit can give rise to tax liabilities that cannot currently be quantified objectively. Nevertheless, management estimates that the liabilities, if any, that may arise from such tax audits, would not significantly impact the Group’s future results.

The effects of deferred tax on the components of other comprehensive income for the years ended December 31, 2019 and 2018, are as follows:

	For the years ended December 31,
	2019			2018			2017
Effects of Deferred Tax on the Components of	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax	AmountBefore Tax	Income Tax Expense (Benefit)	Amount After Tax
Other Comprehensive Income	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Available-for-sale financial assets	(3,673)	992	(2,681)	(411)	111	(300)	1,840	(497)	1,343
Cash flow hedge	(139,174,121)	36,883,401	(102,290,720)	(221,906,855)	60,650,786	(161,256,069)	97,558,961	(25,701,599)	71,857,362
Share of other comprehensive income from associates and joint ventures accounted for using the equity method	—	—	—	—	—	—	(1,490)	—	(1,490)
Foreign currency translation	73,114,966	—	73,114,966	107,492,316	—	107,492,316	(3,686,549)	—	(3,686,549)
Actuarial gains(losses) on defined-benefit pension plans	(7,777,204)	2,099,845	(5,677,359)	37,881	(10,228)	27,653	1,716,875	(463,556)	1,253,319
Income tax related to components of other comprehensive income	(73,840,032)	38,984,238	(34,855,794)	(114,377,069)	60,640,669	(53,736,400)	95,589,637	(26,165,652)	69,423,985

The following table presents deferred taxes between the balance sheet and income taxes in other comprehensive income as of December 31, 2019 and 2018.

	For the years ended December 31,
	2019	2018	2017
Deferred taxes of components of other comprehensive income	ThCh$	ThCh$	ThCh$
Total increases (decreases) for deferred taxes of other comprehensive income from continuing operations	2,811,360	(10,117)	(464,053)
Income tax of changes in cash flow hedge transactions	36,172,878	60,650,786	(25,701,599)
Total income tax relating to components of other comprehensive income	38,984,238	60,640,669	(26,165,652)

In Chile, Law No. 20,780 was published in the Official Gazette on September 29, 2014. It changes the income tax system and other taxes, by replacing the current tax system in 2017 with two alternative tax systems: the attributed income system and partially integrated system.

This law gradually increases the rate of income tax on corporate income. Thus, it increased to 21% in 2014, to 22.5% in 2015 and to 24% in 2016. From 2017 taxpayers choosing the attributed income system are subject to a rate of 25%, while companies choosing the partially integrated system are subject to a rate of 25.5% in 2017 and 27% in 2018.

The law also states that corporations will automatically be subject to the partially integrated system unless a future Extraordinary Shareholders’ Meeting agrees to select the attributed income system.

On February 8, 2016, the Law No. 20,899 was published which, simplifying the income tax system. Its main modifications imposed the partially integrated system as mandatory for corporations, cancelling the previously available attributed income system option.